Series B Debentures, Net of Current Maturities - Schedule of Series B Debentures, Net of Current Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Series B Debentures, Net of Current Maturities [Abstract]
Series B Debentures	$ 39,593	$ 59,389
Less: Current maturities	(19,796)	(19,796)
Less: Unamortized debt discounts and issuance costs	(5)	(50)
Total	$ 19,792	$ 39,543